ANNUAL REPORT

MARYLAND TAX-FREE FUNDS

FEBRUARY 28, 2001

T. ROWE PRICE

REPORT HIGHLIGHTS

MARYLAND TAX-FREE FUNDS

o The Federal Reserve cut short-term interest rates a full percent in January to combat weakness in the economy.

o Declining rates and very tight bond supply helped the Maryland Short-Term Tax-Free Bond Fund outpace its Lipper peer group average.

o The Maryland Tax-Free Bond Fund reported its best results since fiscal year 1993, aided by a moderately long duration, generally high-quality holdings, and low fees.

o Our outlook is constructive. Lower short-term rates and a likely tax cut should benefit the economy in the second half of the year.

================================================================================

UPDATES AVAILABLE
-----------------

     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

================================================================================

FELLOW SHAREHOLDERS
-------------------

     Municipal bonds turned in solid performances for the 6- and 12-month periods ended February 28, 2001, largely due to favorable supply-and-demand factors and falling interest rates. The Federal Reserve's efforts to keep the economy from slipping into a recession contributed to the bond market rally. In this environment, your funds provided excellent returns versus their peers.

MARKET ENVIRONMENT
------------------

   (The following table was depicted as a pie chart in the printed material)

                                             Maryland 3-Year General
                 Maryland Bond Index            Obligation Bond
                 -------------------            ---------------
2/29/00                 6.15                         4.70
                        5.90                         4.70
                        5.98                         4.85
May/00                  6.07                         4.88
                        5.89                         4.67
                        5.72                         4.48
Aug/00                  5.60                         4.34
                        5.72                         4.48
                        5.62                         4.38
Nov/00                  5.49                         4.36
                        5.22                         4.10
                        5.23                         3.58
2/28/01                 5.19                         3.60


     The economy turned 180 degrees over the past 12 months. At the beginning of 2000, it was racing along at a 6% annual growth rate, and, fearing a rise in inflation, the Fed aggressively raised the federal funds rate to 6.5% by May. The fixed-income markets were encouraged by these efforts to slow the pace of growth with tight monetary policy and by the Treasury's program to use some of the budget surplus to reduce U.S. government debt. In this environment, the prices of intermediate and longer-term bonds rose and their yields declined.

     During the past six months, however, rapidly rising energy costs and a sell-off in stocks resulted in a rather abrupt slowdown in consumer demand and business investment. In the fourth quarter of 2000, the economy slowed to around a 1% annual growth rate as the manufacturing sector cut production to reduce inventory growth. The pace of hiring slowed, unemployment began to rise, and consumer confidence fell sharply. In January 2001, the Fed became concerned enough about the economy that it reversed course and lowered the fed funds rate a full percentage point, to 5.5%. In Maryland during this period, short-term interest rates fell more than intermediate and long-term rates as they responded more directly to Fed rate cuts.

     Falling rates were a boon to Maryland's bond market, but supply-and-demand trends helped push prices higher as well. Overall issuance in the Maryland market was down 27% for the year at around $2 billion. This was 47% lower than in 1998 and far below the recent peak of more than $6 billion in 1993. At the same time, demand for these instruments intensified as investors were drawn to the relative safety and predictability of returns in the municipal market and away from the dot-com disasters.

     In calendar year 2000, municipal bonds in general posted their best return since 1995--11.7% as measured by the Lehman Brothers Municipal Bond Index. Although the very high quality of bonds in Maryland often means somewhat lower overall results than the national averages, double-digit advances were fairly common during the past year.

     After several years of strong growth, Maryland's economy is expected to experience a slowdown in concert with the national economy. Nonetheless, the state has reported that economic growth has so far remained stronger than predicted. For example, projected growth for personal income in calendar 2000 was raised by the Maryland Board of Revenue Estimates from 5.4% to 6.2%.

     In addition, Maryland's finances remained very healthy. Fiscal year 2000 (which ended June 30, 2000) closed with another strong operating surplus and an increase in the general fund balance to $2.4 billion. The Board of Revenue Estimates forecasts general fund revenue to increase 4.6% in fiscal year 2001, but fiscal 2002 growth is now expected to be approximately 2.9%, reflecting slower economic growth expectations and the continued phase-in of a 10% state income tax reduction. This phase-in will be complete in tax year 2002.

   ****************************************************************

          On March 30, 2001, T. Rowe Price will introduce the T. Rowe Price Maryland Tax-Free Money Fund. The fund will offer Maryland municipal investors a money market alternative. For more complete information, including fees, expenses, and risks, you can request a prospectus by calling us at 1-800-225-5132.

   ****************************************************************

MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------

  PERFORMANCE COMPARISON
  ----------------------
  Periods Ended 2/28/01                      6 Months      12 Months
  ---------------------                      --------      ---------
  Maryland Short-Term
  Tax-Free Bond Fund                           3.55%         6.60%

  Lipper Short Municipal
  Debt Funds Average                           3.09          5.97

******************************************************************************

     Between August 2000 and the end of the period, yields on short-term Maryland issues fell an extraordinary 74 basis points, from 4.34% to 3.60% (100 basis points equal one percent). The trend helped your fund post a 3.55% total return. In comparison, our Lipper benchmark (which measures short-term national municipal funds) showed a gain of 3.09%. Over the 12-month period, a 6.60% return also outpaced the Lipper by a wide margin. The fund's net asset value rose from $5.09 to $5.17, while income remained largely unchanged from six months ago at $0.10 per share. At 3.82%, the 30-day dividend yield at the end of the period was roughly equivalent to a 5.97% taxable yield at the federal level for an investor in the 36% tax bracket.

     Our strategy over the last six months targeted a duration longer than our peer group's average. (Duration is a measure of price sensitivity to changes in interest rates, where higher, or "longer" numbers mean greater sensitivity.) We kept cash at a minimum and emphasized three- to four-year bonds. We anticipated that the Fed would successfully slow the economy, and this strategy positioned the fund to benefit from the lower short-term rates that ensued.

     Credit quality remains high at AA. Here again, owing to the shortfall of supply, lower-quality securities that we would expect to offer a substantial yield premium are paying only a little more than higher-quality issues. This explains the fund's high allocations to top-quality market sectors, such as general obligations and prerefunded bonds. As always, our research staff looks for opportunities to diversify and improve yield with bonds of different quality levels, but, in the absence of truly attractive opportunities, we will continue to take a high-quality approach.

MARYLAND TAX-FREE BOND FUND
---------------------------


  PERFORMANCE COMPARISON
  ----------------------
  Periods Ended 2/28/01                      6 Months      12 Months
  ---------------------                      --------      ---------
  Maryland Tax-Free Bond Fund                  5.20%        11.87%

  Lipper Maryland Municipal
  Debt Funds Average                           4.71         10.93

******************************************************************************

     We are pleased to report good results for the periods ending February 28. Six-month and one-year returns of 5.20% and 11.87%, respectively, exceeded peer group averages by healthy margins, and the 12-month results are the highest since the fiscal year ended February 1993. The fund posted income per share of $0.26, as well as a strong $0.26 per share rise in NAV, since August 2000. The 30-day dividend yield finished the period at 4.99%; an approximate taxable equivalent yield for investors in the 36% federal tax bracket would be 7.80%. Returns this period were aided by moderately longer duration, generally high-quality holdings, and low annual expenses compared with our competitors.

     Some tried and true biases of our investment philosophy have again served this portfolio well. We stuck with what we see as a winning strategy--invest in a broad array of generally high-quality securities, diversify geographically across the state, and target average interest rate risk while spreading holdings out along the maturity spectrum.

     Falling interest rates helped virtually every security we owned to close at a higher market value than when the period began. Our long-maturity, long-duration bonds were generally our best performers. Select lower-quality holdings in sectors such as life care and hospitals were our only major disappointments, as the high-yield sector performed relatively poorly. Some of the lagging positions this year had been our best performers the previous year when rates rose, showing the value of a diversified portfolio over the long haul.

     Our most significant new investments in the past six months were in the general obligation sector, particularly in Montgomery and Frederick counties. Many local governments built significant reserves during the halcyon 1990s to cushion operations if the economy weakens. Though not immune to national trends, thus far the Maryland economy has remained remarkably resilient. Nonetheless, our research staff will monitor these issuers closely for any change that would materially affect the long-term quality of their bonds.

OUTLOOK
-------

     After the solid returns of the past year, our expectations looking forward are more balanced. On the one hand, there is much encouraging news. Rising cash flows to municipal bond funds suggest that investors are interested in allocating more of their assets to less volatile investments, including municipal bonds. In addition, the Fed will most likely cut short-term interest rates in the months ahead. Finally, at the end of February municipal yields were only marginally lower than federally taxable Treasuries. Even if the tax package proposed by President Bush is adopted and the top federal income tax rate is lowered to 33%, tax-equivalent yields on municipal bonds will still exceed comparable Treasury yields.

     Yet our optimism is tempered. The strong economy that boosted municipal borrowers' credit ratings over the past few years may be coming to an end, resulting in more mixed credit trends. Lower short-term rates are already reflected to a certain degree in current yield levels, which are low on both an absolute and historical basis. While we expect investor demand to remain strong, we also recognize that municipal supply is growing to meet the demand. In the first two months of 2001, new issue supply was running 40% ahead of last year's pace. For these reasons, we are constructive in our outlook for the market but will wait for a clearer picture of the direction of the economy and the supply-and-demand balance in 2001.

Respectfully submitted,

/s/ Charles B. Hill

Charles B. Hill

Chairman of the Investment Advisory Committee
Maryland Short-Term Tax-Free Bond Fund

/s/ Hugh D. McGuirk

Hugh D. McGuirk

Chairman of the Investment Advisory Committee
Maryland Tax-Free Bond Fund

March 21, 2001

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
-------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
                                           8/31/00           2/28/01
                                           -------           -------
MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------
Price Per Share                            $  5.09         $    5.17
Dividends Per Share
For 6 months                                  0.10              0.10
For 12 months                                 0.19              0.20

30-Day Dividend Yield *                       3.87%             3.82%

30-Day Standardized Yield to Maturity         3.99              3.20

Weighted Average Maturity (years)             2.4               2.2

Weighted Average Effective Duration (years)   2.2               2.0

Weighted Average Quality **                   AA                AA

MARYLAND TAX-FREE BOND FUND
---------------------------
Price Per Share                            $  10.22        $    10.48
Dividends Per Share
For 6 months                                  0.27              0.26
For 12 months                                 0.54              0.53

30-Day Dividend Yield *                       5.24%             4.99%

30-Day Standardized Yield to Maturity         4.95              4.42

Weighted Average Maturity (years)             17.2              17.1

Weighted Average Effective Duration (years)   7.5               6.9

Weighted Average Quality **                   AA                AA

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

**   Based on T. Rowe Price research.
================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
-------------------------------------
SECTOR DIVERSIFICATION
----------------------
                                                     Percent of      Percent of
                                                     Net Assets      Net Assets
                                                       8/31/00         2/28/01
                                                       -------         -------
MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------
General Obligation - Local                               22%             21%
Prerefunded Bonds                                        21              16
Solid Waste Revenue                                      12              12
Dedicated Tax Revenue                                     3              10
General Obligation - State                                8               9
Educational Revenue                                      10               9
Hospital Revenue                                          5               7
Life Care/Nursing Home Revenue                            5               5
Lease Revenue                                             3               4
Industrial and Pollution Control Revenue                  3               3
Miscellaneous Revenue                                     2               2
Water and Sewer Revenue                                   2               2
Ground Transportation Revenue                             2               2
All Other                                                 1               -
Other Assets Less Liabilities                             1              -2
 ...............................................................................
Total                                                   100%            100%

MARYLAND TAX-FREE BOND FUND
---------------------------
Housing Finance Revenue                                  16%             15%
Hospital Revenue                                         15              14
General Obligation - Local                                9              14
Educational Revenue                                      10               9
Prerefunded Bonds                                        10               8
General Obligation - State                                7               6
Water and Sewer Revenue                                   5               5
Miscellaneous Revenue                                     4               5
Ground Transportation Revenue                             5               5
Solid Waste Revenue                                       4               4
Escrowed to Maturity                                      4               4
Dedicated Tax Revenue                                     3               3
Lease Revenue                                             3               2
Electric Revenue                                          2               2
All Other                                                 3               3
Other Assets Less Liabilities                             -               1
 ...............................................................................
Total                                                   100%            100%

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
-------------------------------------

     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


           Lehman Brothers      Lipper Maryland Municipal   Maryland Tax-Free
         Municipal Bond Index      Debt Funds Average          Bond Fund
         --------------------      ------------------          ---------
Feb/91           10000                   10000                   10000
Feb/92           10999                   10847                   10913
Feb/93           12513                   12285                   12413
Feb/94           13205                   12925                   13149
Feb/95           13454                   13080                   13337
Feb/96           14940                   14351                   14671
Feb/97           15763                   14948                   15423
Feb/98           17204                   16195                   16762
Feb/99           18262                   17104                   17733
Feb/00           17882                   16563                   17206
Feb/00           20088                   18377                   19249


        Lehman Brothers 3-Year    Lipper Short Municipal   Maryland Short Term
         State GO Bond Index        Debt Funds Average      Tax-Free Bond Fund
         -------------------        ------------------      ------------------
Feb/93           10000                   10000                   10000
Feb/93           10154                   10113                   10167
Feb/94           10507                   10448                   10522
Feb/95           10783                   10679                   10799
Feb/96           11653                   11302                   11501
Feb/97           12169                   11748                   11875
Feb/98           12815                   12299                   12416
Feb/99           13488                   12846                   12970
Feb/00           13676                   13039                   13121
Feb/01           14728                   13822                   13986

--------------------------------------------------------------------------------

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

  This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                              Since  Inception
Periods Ended 2/28/01          1 Year  5 Years  10 Years  Inception       Date
---------------------          ------  -------  --------  ---------       ----

Maryland Short-Term
Tax-Free Bond Fund              6.60%    3.99%        -      4.24%     1/29/93

Maryland Tax-Free Bond Fund    11.87     5.58      6.77%         -     3/31/87

  Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================
T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
----------------------------------------------------
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                                  Year
                                  Ended
                                2/28/01   2/29/00   2/28/99   2/28/98   2/28/97
NET ASSET VALUE
Beginning of period            $  5.04   $  5.17   $  5.14   $  5.11   $  5.15
Investment activities
  Net investment income (loss)    0.20*     0.19*     0.19*     0.20*     0.20*
  Net realized and
  unrealized gain (loss)          0.13     (0.13)     0.03      0.03     (0.04)
  Total from
  investment activities           0.33      0.06      0.22      0.23      0.16
Distributions
  Net investment income          (0.20)    (0.19)    (0.19)    (0.20)    (0.20)
NET ASSET VALUE
End of period                  $  5.17   $  5.04   $  5.17   $  5.14   $  5.11

RATIOS/SUPPLEMENTAL DATA

Total return+                      6.60%*  1.16%*    4.46%*    4.56%*    3.26%*
Ratio of total expenses to
average net assets                 0.60%*  0.60%*    0.62%*    0.65%*    0.65%*
Ratio of net investment
income (loss) to average
net assets                         3.85%*  3.70%*    3.80%*    3.89%*    3.98%*
Portfolio turnover rate           29.2%     41.4%     46.4%     60.4%     21.4%
Net assets, end of period
(in thousands)                 $117,477  $124,135  $122,552  $109,424  $102,252


+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestments of all distributions.

* Excludes expenses in excess of a 0.65% volantary expense limitation in effect through 6/30/98, and a 0.60% voluntary expense limitation in effect from 7/1/98 through 2/28/01.

The accompanying notes are an integral part of these financial statements.

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
-----------------------------------------
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                                  Year
                                 Ended
                               2/28/01   2/29/00   2/28/99   2/28/98   2/28/97
NET ASSET VALUE
Beginning of period           $  9.87   $ 10.73   $ 10.67   $ 10.35   $ 10.40
Investment activities
  Net investment income (loss)   0.53      0.53      0.54      0.55      0.56
  Net realized and
  unrealized gain (loss)         0.61     (0.85)     0.06      0.32     (0.05)
  Total from
  investment activities          1.14     (0.32)     0.60      0.87      0.51
Distributions
  Net investment income         (0.53)    (0.53)    (0.54)    (0.55)    (0.56)
  Net realized gain                  -    (0.01)         -         -         -
  Total distributions           (0.53)    (0.54)    (0.54)    (0.55)    (0.56)
NET ASSET VALUE
End of period                 $ 10.48   $  9.87   $ 10.73   $ 10.67   $ 10.35

RATIOS/SUPPLEMENTAL DATA
Total return+                    11.87%    (2.98)%   5.80%     8.68%     5.12%
Ratio of total expenses to
average net assets                0.49%     0.51%    0.51%     0.51%     0.54%
Ratio of net investment
income (loss) to average
net assets                        5.24%     5.23%    5.10%     5.31%     5.47%
Portfolio turnover rate          19.3%     29.2%     15.4%     19.2%     26.2%
Net assets, end of period
(in millions)                 $  1,110  $    979  $  1,063  $    926  $    820

+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

================================================================================
T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
----------------------------------------------------           February 28, 2001
STATEMENT OF NET ASSETS
                                                                 Par     Value
                                                                  In thousands
MARYLAND  95.0%
Anne Arundel County, GO
    Consolidated Solid Waste
        5.00%, 3/15/02 *                           $     1,280   $   1,299
----------------------------------------------------------------------------
        5.75%, 2/1/04 *                                    350         368
----------------------------------------------------------------------------
        6.00%, 2/1/02 *                                    350         358
----------------------------------------------------------------------------
        6.00%, 2/1/03 *                                    325         338
----------------------------------------------------------------------------
    Water and Sewer
        5.00%, 3/15/03 *                                 1,345       1,376
----------------------------------------------------------------------------
Baltimore City, COP
        5.25%, 4/1/04 (MBIA Insured)                     2,160       2,259
----------------------------------------------------------------------------
        5.25%, 4/1/05 (MBIA Insured)                     1,275       1,345
----------------------------------------------------------------------------
Baltimore County
    Consolidated Public Improvement, GO
        5.50%, 6/1/04                                    1,000       1,057
----------------------------------------------------------------------------
        6.00%, 7/1/05 (Prerefunded 7/1/02+)                500         526
----------------------------------------------------------------------------
    Loyola Blakefield High School
        VRDN (Currently 3.45%)                           1,400       1,400
----------------------------------------------------------------------------
    Refunding Pension, GO, 5.50%, 8/1/04                 1,000       1,060
----------------------------------------------------------------------------
Baltimore County Economic Dev.
    Maryvale Preparatory School Fac.
        6.50%, 5/1/08                                    1,000       1,002
----------------------------------------------------------------------------
Baltimore County Metropolitan Dist.
        6.10%, 7/1/06 (Prerefunded 7/1/02+)              1,500       1,581
----------------------------------------------------------------------------
Charles County, County Commissioners
    Fox Chase Apartments, 7.25%, 10/1/01                    75          75
----------------------------------------------------------------------------
    New Forest Apartments, 7.25%, 11/1/01                  160         160
----------------------------------------------------------------------------
Frederick County, Public Fac., GO
        5.00%, 7/1/02                                    2,275       2,323
----------------------------------------------------------------------------
        5.00%, 12/1/02                                   1,845       1,895
----------------------------------------------------------------------------
        5.00%, 12/1/04                                   1,645       1,724
----------------------------------------------------------------------------
Howard County
    GO, 6.00%, 8/15/03                                     750         793
----------------------------------------------------------------------------
    State and Local Fac.
        4.85%, 10/15/02                                    500         511
----------------------------------------------------------------------------
        5.00%, 10/15/02                                    930         953
----------------------------------------------------------------------------
        5.00%, 7/15/04                                   5,000       5,216
----------------------------------------------------------------------------
        5.20%, 3/15/04                                   2,500       2,612
----------------------------------------------------------------------------
        5.50%, 2/1/07                                      500         521
----------------------------------------------------------------------------
Maryland DOT
        5.00%, 9/1/03                              $     2,490   $   2,575
----------------------------------------------------------------------------
        5.00%, 9/1/04                                    5,000       5,221
----------------------------------------------------------------------------
    DOT, COP, 5.00%, 10/15/05 *                          1,135       1,181
----------------------------------------------------------------------------
Maryland Economic Dev.
    Associated Jewish Charities
        5.25%, 7/15/02                                     305         306
----------------------------------------------------------------------------
        5.25%, 7/15/03                                     320         320
----------------------------------------------------------------------------
        5.50%, 7/15/04                                     340         343
----------------------------------------------------------------------------
        5.50%, 7/15/05                                     360         362
----------------------------------------------------------------------------
        5.50%, 7/15/06                                     380         382
----------------------------------------------------------------------------
        5.50%, 7/15/07                                     400         402
----------------------------------------------------------------------------
Maryland Energy Fin. Admin.
    Wheelabrator Water Technologies
        5.75%, 12/1/04 *                                 2,570       2,673
----------------------------------------------------------------------------
Maryland HHEFA
    Broadmead
        4.60%, 7/1/01                                      375         376
----------------------------------------------------------------------------
        4.90%, 7/1/04                                      250         252
----------------------------------------------------------------------------
    Charity Obligation Group
        4.60%, 11/1/26 (Prerefunded 11/1/03+)            1,015       1,039
----------------------------------------------------------------------------
    Charlestown Community, VRDN (Currently 3.15%)          200         200
----------------------------------------------------------------------------
    Easton Memorial Hosp.
        5.00%, 7/1/01 (MBIA Insured)                       360         362
----------------------------------------------------------------------------
        5.00%, 7/1/02 (MBIA Insured)                       370         377
----------------------------------------------------------------------------
        5.00%, 7/1/03 (MBIA Insured)                       390         402
----------------------------------------------------------------------------
        5.00%, 7/1/04 (MBIA Insured)                       410         427
----------------------------------------------------------------------------
        5.00%, 7/1/05 (MBIA Insured)                       430         451
----------------------------------------------------------------------------
    Johns Hopkins Hosp., VRDN (Currently 3.10%)            300         300
----------------------------------------------------------------------------
    Johns Hopkins Univ., 5.50%, 7/1/02                   3,000       3,083
----------------------------------------------------------------------------
    Kennedy Krieger Institute
        6.00%, 7/1/01                                      125         126
----------------------------------------------------------------------------
        6.00%, 7/1/02                                      220         225
----------------------------------------------------------------------------
        6.00%, 7/1/03                                      380         393
----------------------------------------------------------------------------
        6.00%, 7/1/04                                      405         423
----------------------------------------------------------------------------
        6.00%, 7/1/05                                      430         452
----------------------------------------------------------------------------
Maryland HHEFA
    Pooled Loan Program, VRDN (Currently 3.10%)    $       600   $     600
----------------------------------------------------------------------------
    Sinai Hosp., 5.10%, 7/1/03 (AMBAC Insured)           1,100       1,136
----------------------------------------------------------------------------
    Stella Maris, 4.75%, 7/1/21                          4,625       4,625
----------------------------------------------------------------------------
    Washington County Hosp. Endowment
        6.375%, 7/1/22 (AMBAC Insured)
        (Prerefunded 7/1/02+)                            1,265       1,338
----------------------------------------------------------------------------
    Univ. of Maryland Medical Center
        6.00%, 7/1/03                                      200         205
----------------------------------------------------------------------------
        6.00%, 7/1/05                                      200         208
----------------------------------------------------------------------------
Maryland Ind. Dev. Fin. Auth.
    McDonogh School Fac., 3.55%, 1/1/16                    600         600
----------------------------------------------------------------------------
    Way Station, 4.90%, 12/31/11                         1,995       1,981
----------------------------------------------------------------------------
Maryland Stadium Auth.
        VRDN (Currently 3.25%) *                           600         600
----------------------------------------------------------------------------
Maryland Transportation Auth. Fac., 5.40%, 7/1/02        2,000       2,051
----------------------------------------------------------------------------
Montgomery County, GO
        6.30%, 4/1/02                                    1,250       1,290
----------------------------------------------------------------------------
        6.30%, 4/1/04                                      950       1,023
----------------------------------------------------------------------------
    Consolidated Public Improvement
        5.25%, 1/1/04                                    2,000       2,087
----------------------------------------------------------------------------
        5.50%, 7/1/03                                    1,800       1,878
----------------------------------------------------------------------------
        5.60%, 7/1/04                                    4,000       4,246
----------------------------------------------------------------------------
        5.70%, 7/1/05                                      965       1,040
----------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Montgomery County Resources
        5.60%, 7/1/02 *                                  2,000       2,044
----------------------------------------------------------------------------
        5.70%, 7/1/03 *                                  4,260       4,419
----------------------------------------------------------------------------
        5.80%, 7/1/04 (MBIA Insured) *                   2,875       3,043
----------------------------------------------------------------------------
        5.90%, 7/1/05 *                                  2,250       2,398
----------------------------------------------------------------------------
    Southwest Resources Recovery Fac.
        7.05%, 1/1/02 (MBIA Insured)                     1,500       1,545
----------------------------------------------------------------------------
        7.10%, 1/1/03 (MBIA Insured)                     1,180       1,252
----------------------------------------------------------------------------
Prince George's County
    Collington Episcopal, 5.40%, 4/1/02                    450         452
----------------------------------------------------------------------------
    Dimensions Health
        7.00%, 7/1/22 (Prerefunded 7/1/02+)              1,500       1,598
----------------------------------------------------------------------------
        7.25%, 7/1/17 (Prerefunded 7/1/02+)              5,500       5,873
----------------------------------------------------------------------------
Prince George's County Housing Auth., Largo Oxford
        4.50%, 12/1/07 (Prerefunded 12/1/01+)      $     2,000   $   2,015
----------------------------------------------------------------------------
Prince George's County IDA, PCR,
     Int'l. Paper, 5.10%, 1/15/14                        1,500       1,501
----------------------------------------------------------------------------
Univ. of Maryland
        5.50%, 4/1/10 (Prerefunded 4/1/03+)              1,000       1,057
----------------------------------------------------------------------------
        6.40%, 4/1/06                                      500         532
----------------------------------------------------------------------------
    Auxiliary Fac. and Tuition, 5.00%, 4/1/02            3,145       3,202
----------------------------------------------------------------------------
    College Park Business School
        VRDN (Currently 3.40%)                           1,000       1,000
----------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
        BAN, VRDN (Currently 3.15%)                        375         375
----------------------------------------------------------------------------
        6.40%, 1/1/12 (Prerefunded 1/1/02+)              1,000       1,044
----------------------------------------------------------------------------
Total Maryland (Cost  $110,012)                                    111,663
----------------------------------------------------------------------------

PUERTO RICO  7.3%
Children's Trust Fund, 4.90%, 7/1/05                       585         592
----------------------------------------------------------------------------
Puerto Rico Ind., Tourist, Ed., Medical &
     Environmental Fac., PCR
        4.25%, 9/1/13                                    1,500       1,522
----------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency, 5.50%, 8/1/02         3,825       3,929
----------------------------------------------------------------------------
Puerto Rico Telephone Auth.
        5.45%, 1/16/15 (MBIA Insured)
        (Prerefunded 1/1/03+)                            2,400       2,509
----------------------------------------------------------------------------
Total Puerto Rico (Cost  $8,429)                                     8,552

102.3% of Net Assets (Cost  $118,441)                            $ 120,215

Other Assets Less Liabilities                                       (2,738)

NET ASSETS                                                       $ 117,477

Net Assets Consist of:
Accumulated net investment income - net of distributions         $       2
Accumulated net realized gain/loss - net of distributions             (362)
Net unrealized gain (loss)                                           1,774
Paid-in-capital applicable to 22,718,716 no par
    value shares of beneficial interest outstanding;
    unlimited number shares authorized                             116,063

NET ASSETS                                                       $ 117,477

NET ASSET VALUE PER SHARE                                        $    5.17

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
  COP  Certificates of Participation
  DOT  Department of Transportation
   GO  General Obligation
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
-----------------------------------------                     February 28, 2001
STATEMENT OF NET ASSETS
-----------------------
                                                                 Par     Value
                                                                  In thousands
MARYLAND  94.7%
Anne Arundel County
    Consolidated General Improvement, GO
        4.50%, 8/1/24                              $     3,250   $       2,948
--------------------------------------------------------------------------------
        6.30%, 8/1/16 (Prerefunded 8/1/05+)                775             862
--------------------------------------------------------------------------------
        6.30%, 8/1/19 (Prerefunded 8/1/05+)                725             807
--------------------------------------------------------------------------------
        6.30%, 8/1/20 (Prerefunded 8/1/05+)                705             785
--------------------------------------------------------------------------------
        6.30%, 8/1/21 (Prerefunded 8/1/05+)                790             879
--------------------------------------------------------------------------------
    Water and Sewer, GO
        4.50%, 8/1/24                                    3,410           3,093
--------------------------------------------------------------------------------
        6.30%, 8/1/22 (Prerefunded 8/1/05+)                450             501
--------------------------------------------------------------------------------
        6.30%, 8/1/24 (Prerefunded 8/1/05+)                720             801
--------------------------------------------------------------------------------
    National Business Park, 7.375%, 7/1/28               3,500           3,648
--------------------------------------------------------------------------------
    Special Tax Dist., Farmington Village,
       6.25%, 6/1/25                                     4,222           4,015
--------------------------------------------------------------------------------
    TECP, 3.60%, 3/2/01 *                                2,000           2,000
--------------------------------------------------------------------------------
Baltimore City
    Board of Ed. Admin., COP, 5.00%, 4/1/14
        (MBIA Insured)                                   3,635           3,734
--------------------------------------------------------------------------------
        5.00%, 4/1/16 (MBIA Insured)                     4,000           4,034
--------------------------------------------------------------------------------
    Consolidated Public Improvement, GO
        Zero Coupon, 10/15/06 (FGIC Insured)             3,100           2,401
--------------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)             1,240             756
--------------------------------------------------------------------------------
        5.50%, 10/15/16 (FGIC Insured)                     775             839
--------------------------------------------------------------------------------
        7.00%, 10/15/07 (MBIA Insured)                     500             587
--------------------------------------------------------------------------------
        7.00%, 10/15/08 (MBIA Insured)                   5,190           6,175
--------------------------------------------------------------------------------
        7.50%, 10/15/09 (FGIC Insured)                   2,635           3,262
--------------------------------------------------------------------------------
    Convention Center
        6.00%, 9/1/17 (FGIC Insured)
          (Prerefunded 9/1/04+)                          5,180           5,581
--------------------------------------------------------------------------------
Baltimore City
    GO
        Zero Coupon, 10/15/08 (FGIC Insured)             1,785           1,225
--------------------------------------------------------------------------------
        Zero Coupon, 10/15/08 (FGIC Insured)
        (Prerefunded 10/15/05+)                          2,015           1,402
--------------------------------------------------------------------------------
        Zero Coupon, 10/15/09 (FGIC Insured)             2,170           1,402
--------------------------------------------------------------------------------
        Zero Coupon, 10/15/09 (FGIC Insured)
        (Prerefunded 10/15/05+)                          2,430           1,590
--------------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)             3,525           2,010
--------------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)
        (Prerefunded 10/15/05+)                          3,975           2,295
--------------------------------------------------------------------------------
Baltimore City
    Parking Fac.
        5.25%, 7/1/21 (FGIC Insured)               $     2,000   $       2,071
--------------------------------------------------------------------------------
        6.00%, 7/1/14 (FGIC Insured)                     5,155           5,874
--------------------------------------------------------------------------------
        6.00%, 7/1/15 (FGIC Insured)                     5,460           6,213
--------------------------------------------------------------------------------
        6.00%, 7/1/16 (FGIC Insured)                     5,785           6,573
--------------------------------------------------------------------------------
        6.00%, 7/1/17 (FGIC Insured)                     6,135           6,969
--------------------------------------------------------------------------------
        6.00%, 7/1/18 (FGIC Insured)                     6,505           7,375
--------------------------------------------------------------------------------
    Port Fac., E.I. DuPont - Conoco, 6.50%, 10/1/11     10,900          11,525
--------------------------------------------------------------------------------
    Tindeco Wharf Apartments
        6.60%, 12/20/24 (GNMA Guaranteed)                1,000           1,037
--------------------------------------------------------------------------------
    Wastewater
        5.60%, 7/1/13 (MBIA Insured)                    19,300          21,196
--------------------------------------------------------------------------------
        5.625%, 7/1/30 (FSA Insured)                     5,000           5,223
--------------------------------------------------------------------------------
        5.65%, 7/1/20 (MBIA Insured)                     2,000           2,155
--------------------------------------------------------------------------------
    Water
        5.80%, 7/1/15 (FGIC Insured)                     3,350           3,565
--------------------------------------------------------------------------------
        6.00%, 7/1/15 (FGIC Insured)                     6,250           7,112
--------------------------------------------------------------------------------
        6.00%, 7/1/16 (FSA Insured)                      1,230           1,355
--------------------------------------------------------------------------------
        6.00%, 7/1/19 (FSA Insured)                        750             817
--------------------------------------------------------------------------------
        6.00%, 7/1/20 (FSA Insured)                        990           1,079
--------------------------------------------------------------------------------
        6.00%, 7/1/21 (FSA Insured)                      1,650           1,800
--------------------------------------------------------------------------------
Baltimore County
    Loyola Blakefield High School
        VRDN (Currently 3.45%)                             600             600
--------------------------------------------------------------------------------
    North Brooke Apartments
        6.35%, 1/20/21 (GNMA Guaranteed)                 3,000           3,144
--------------------------------------------------------------------------------
    Pension Funding, GO
        5.125%, 8/1/14                                   4,300           4,468
--------------------------------------------------------------------------------
        5.125%, 8/1/15                                   4,195           4,326
--------------------------------------------------------------------------------
    Pickersgill Retirement Community
        7.70%, 1/1/21 (Prerefunded 1/1/02+)              3,550           3,740
--------------------------------------------------------------------------------
    Sheppard and Enoch Pratt Hosp.
        VRDN (Currently 3.20%)                             285             285
--------------------------------------------------------------------------------
    Stella Maris, 7.50%, 3/1/21
        (Prerefunded 3/1/01+)                            2,760           2,816
--------------------------------------------------------------------------------
Baltimore County Economic Dev.
    Maryvale Preparatory School Fac., 6.50%, 5/1/11        600             577
--------------------------------------------------------------------------------
Calvert County, PCR, Baltimore Gas and Electric,
          5.55%, 7/15/14                                 5,650                5,
--------------------------------------------------------------------------------
Carroll County
    Consolidated Public Improvement
    County Commissioners, GO
        5.50%, 12/1/16                             $     1,130   $       1,197
--------------------------------------------------------------------------------
        5.50%, 12/1/18                                   1,000           1,050
--------------------------------------------------------------------------------
        5.50%, 12/1/19                                   1,000           1,047
--------------------------------------------------------------------------------
        5.625%, 10/1/20                                  1,900           1,991
--------------------------------------------------------------------------------
    Copper Ridge,
          7.75%, 1/1/18 (Prerefunded 1/1/03+)            3,000           3,263
--------------------------------------------------------------------------------
Charles County
    Holly Station, 6.45%, 5/1/26 (FHA Guaranteed)        1,780           1,874
--------------------------------------------------------------------------------
    New Forest Apartments
        6.10%, 11/1/28 (FHA Guaranteed)                  5,000           5,208
--------------------------------------------------------------------------------
Damascus Gardens Dev., Multi Family
        7.375%, 8/15/17 (FHA Guaranteed)
        (Escrowed to Maturity)                           3,580           4,327
--------------------------------------------------------------------------------
Frederick, General Improvement, GO
        6.125%, 12/1/09 (FGIC Insured)                   1,840           1,935
--------------------------------------------------------------------------------
Frederick County
    BAN, GO, 3.15%, 3/7/01                                 100             100
--------------------------------------------------------------------------------
    Buckingham's Choice, 5.90%, 1/1/17                   1,855           1,634
--------------------------------------------------------------------------------
    Public Fac. GO
        5.00%, 12/1/09                                   2,295           2,442
--------------------------------------------------------------------------------
        5.00%, 12/1/10                                   2,855           3,034
--------------------------------------------------------------------------------
        5.00%, 12/1/12                                   2,895           3,050
--------------------------------------------------------------------------------
        5.10%, 12/1/17                                   2,950           3,005
--------------------------------------------------------------------------------
        5.15%, 12/1/18                                   1,245           1,267
--------------------------------------------------------------------------------
        5.20%, 12/1/19                                   3,000           3,054
--------------------------------------------------------------------------------
        5.25%, 7/1/15                                      925             965
--------------------------------------------------------------------------------
        5.25%, 12/1/20                                   1,990           2,032
--------------------------------------------------------------------------------
        5.75%, 7/1/19                                    6,430           6,875
--------------------------------------------------------------------------------
Gaithersburg Hosp. Fac.
    Asbury Methodist Home, 5.50%, 1/1/20                 2,150           2,041
--------------------------------------------------------------------------------
    Shady Grove Adventist Hosp.
        6.50%, 9/1/12 (FSA Insured)                      5,000           5,856
--------------------------------------------------------------------------------
Howard County
    COP, GO, 8.15%, 2/15/20                                465             627
--------------------------------------------------------------------------------
    Public Fac., GO, 5.00%, 2/15/07                      1,250           1,320
--------------------------------------------------------------------------------
    Golf Course Fac., 6.00%, 2/15/21                     3,110           3,239
--------------------------------------------------------------------------------
Laurel
        6.90%, 7/1/07 (MBIA Insured)
        (Prerefunded 7/1/01+)                      $     1,000   $       1,032
--------------------------------------------------------------------------------
        7.00%, 7/1/09 (MBIA Insured)
        (Prerefunded 7/1/01+)                              550             567
--------------------------------------------------------------------------------
Maryland, GO
    State and Local Fac.
        5.25%, 7/15/13                                  18,900          19,938
--------------------------------------------------------------------------------
        5.25%, 7/15/14                                  10,045          10,545
--------------------------------------------------------------------------------
        5.70%, 3/15/10                                   5,000           5,361
--------------------------------------------------------------------------------
        5.75%, 8/1/15                                   20,590          22,651
--------------------------------------------------------------------------------
Maryland CDA
        5.85%, 7/1/27 *                                  7,000           7,027
--------------------------------------------------------------------------------
        5.875%, 7/1/16                                   3,490           3,666
--------------------------------------------------------------------------------
        6.20%, 7/1/23 *                                  3,885           4,002
--------------------------------------------------------------------------------
    Residential
        5.80%, 9/1/32 *                                  4,000           4,035
--------------------------------------------------------------------------------
        5.85%, 9/1/21 *                                  5,000           5,145
--------------------------------------------------------------------------------
        5.875%, 9/1/25 *                                 4,000           4,114
--------------------------------------------------------------------------------
        5.95%, 9/1/29 *                                 20,475          20,844
--------------------------------------------------------------------------------
        6.125%, 9/1/20 *                                 5,160           5,441
--------------------------------------------------------------------------------
    Single Family
        5.40%, 4/1/11                                    1,000           1,063
--------------------------------------------------------------------------------
        5.95%, 4/1/16                                      900             948
--------------------------------------------------------------------------------
        6.00%, 4/1/17                                    2,500           2,550
--------------------------------------------------------------------------------
        6.45%, 4/1/14                                    1,000           1,032
--------------------------------------------------------------------------------
        6.75%, 4/1/10 *                                  5,000           5,203
--------------------------------------------------------------------------------
        6.75%, 4/1/26 *                                  8,950           9,216
--------------------------------------------------------------------------------
        6.80%, 4/1/22 *                                  2,690           2,782
--------------------------------------------------------------------------------
        6.80%, 4/1/24 *                                  2,630           2,719
--------------------------------------------------------------------------------
        6.85%, 4/1/11                                    4,895           5,001
--------------------------------------------------------------------------------
        7.00%, 4/1/14                                    2,720           2,821
--------------------------------------------------------------------------------
        7.05%, 4/1/17                                    4,750           4,926
--------------------------------------------------------------------------------
        7.25%, 4/1/11                                    2,000           2,041
--------------------------------------------------------------------------------
        7.25%, 4/1/19                                    7,500           7,661
--------------------------------------------------------------------------------
        7.25%, 4/1/19 *                                  1,500           1,552
--------------------------------------------------------------------------------
        7.25%, 4/1/27                                    9,065           9,258
--------------------------------------------------------------------------------
Maryland Economic Dev.
    Associated Jewish Charities, 5.67%, 7/15/29    $    16,645   $      15,735
--------------------------------------------------------------------------------
    Chesapeake Bay Foundation
        VRDN (Currently 3.50%)                           1,200           1,200
--------------------------------------------------------------------------------
Maryland Energy Fin. Admin.
    Wheelabrator Technologies
        6.30%, 12/1/10 *                                 6,145           6,578
--------------------------------------------------------------------------------
        6.45%, 12/1/16 *                                 2,600           2,718
--------------------------------------------------------------------------------
Maryland HHEFA
    Anne Arundel Medical Center
        5.125%, 7/1/33 (FSA Insured)                     7,000           6,961
--------------------------------------------------------------------------------
    Bradford Oaks Nursing and Rehabilitation Center
        6.375%, 1/1/19                                   1,500           1,313
--------------------------------------------------------------------------------
        6.375%, 1/1/27                                   2,075           1,744
--------------------------------------------------------------------------------
    Calvert Memorial Hosp., 5.00%, 7/1/28                1,550           1,407
--------------------------------------------------------------------------------
    Catholic Health Initiatives, 6.00%, 12/1/20          3,400           3,611
--------------------------------------------------------------------------------
    Chesapeake Hosp., 5.375%, 1/1/28 (FSA Insured)       2,250           2,284
--------------------------------------------------------------------------------
    Deaton Hosp., VRDN (Currently 3.20%)                   400             400
--------------------------------------------------------------------------------
    Doctor's Community Hosp.
        5.50%, 7/1/24                                    7,495           6,086
--------------------------------------------------------------------------------
        5.75%, 7/1/13                                    3,080           2,762
--------------------------------------------------------------------------------
    Francis Scott Key Medical Center
        5.00%, 7/1/18 (FGIC Insured)                     4,880           4,863
--------------------------------------------------------------------------------
        5.00%, 7/1/23 (FGIC Insured)                     3,000           2,948
--------------------------------------------------------------------------------
    Frederick Memorial Hosp.
        5.00%, 7/1/23 (FGIC Insured)                     5,500           5,405
--------------------------------------------------------------------------------
        5.00%, 7/1/28 (FGIC Insured)                     3,750           3,659
--------------------------------------------------------------------------------
    Good Samaritan Hosp.
        5.60%, 7/1/06 (Escrowed to Maturity)             1,545           1,672
--------------------------------------------------------------------------------
        5.60%, 7/1/07 (Escrowed to Maturity)             1,875           2,041
--------------------------------------------------------------------------------
        5.75%, 7/1/13 (Escrowed to Maturity)             2,480           2,736
--------------------------------------------------------------------------------
        5.75%, 7/1/13 (AMBAC Insured)
        (Escrowed to Maturity)                           1,520           1,677
--------------------------------------------------------------------------------
    Greater Baltimore Medical Center
        VRDN (Currently 3.15%)                             900             900
--------------------------------------------------------------------------------
    Helix Health
        5.00%, 7/1/27 (AMBAC Insured)
        (Escrowed to Maturity)                           9,140           8,992
--------------------------------------------------------------------------------
Maryland HHEFA
    Helix Health
        5.125%, 7/1/10 (AMBAC Insured)
        ((Escrowed to Maturity)                    $     2,485   $       2,643
--------------------------------------------------------------------------------
        5.25%, 8/15/38 (AMBAC Insured)                  15,000          13,330
--------------------------------------------------------------------------------
    Howard County General Hosp.
        5.50%, 7/1/21 (Escrowed to Maturity)             5,000           5,255
--------------------------------------------------------------------------------
    Johns Hopkins Hosp.
        Zero Coupon, 7/1/19                              9,460           3,599
--------------------------------------------------------------------------------
        4.50%, 5/15/35                                   2,000           1,747
--------------------------------------------------------------------------------
        5.50%, 5/15/38                                  10,590          10,941
--------------------------------------------------------------------------------
    Johns Hopkins Medical Institute Parking Fac.
        5.375%, 7/1/20 (AMBAC Insured)                   5,550           5,659
--------------------------------------------------------------------------------
        5.50%, 7/1/26 (AMBAC Insured)                    3,220           3,304
--------------------------------------------------------------------------------
    Johns Hopkins Univ.
        5.125%, 7/1/20                                   9,160           9,244
--------------------------------------------------------------------------------
        5.25%, 7/1/15                                    3,500           3,641
--------------------------------------------------------------------------------
        5.25%, 7/1/16                                    9,540           9,852
--------------------------------------------------------------------------------
        5.25%, 7/1/17                                    3,100           3,185
--------------------------------------------------------------------------------
        6.00%, 7/1/39                                   18,645          20,259
--------------------------------------------------------------------------------
    Kennedy Kreiger Institute
        6.75%, 7/1/22 (Prerefunded 7/1/01+)              2,850           2,882
--------------------------------------------------------------------------------
        7.40%, 7/1/11 (Prerefunded 7/1/01+)                370             382
--------------------------------------------------------------------------------
    Loyola College
        5.00%, 10/1/39                                   8,200           7,905
--------------------------------------------------------------------------------
        5.375%, 10/1/26 (MBIA Insured)                   5,820           5,934
--------------------------------------------------------------------------------
    Maryland General Hosp.
        6.20%, 7/1/24 (MBIA Insured)                     4,000           4,242
--------------------------------------------------------------------------------
    Mercy Medical Center
        6.50%, 7/1/13 (FSA Insured)                      2,155           2,504
--------------------------------------------------------------------------------
    North Arundel Hosp.,
        6.50%, 7/1/26                                    1,700           1,769
--------------------------------------------------------------------------------
        6.50%, 7/1/31                                    4,420           4,594
--------------------------------------------------------------------------------
    Peninsula Regional Medical Center
        5.00%, 7/1/23 (MBIA Insured)                    10,000           9,828
--------------------------------------------------------------------------------
    Union Hosp. of Cecil County,
        6.625%, 7/1/12 (Prerefunded 7/1/02+)             1,545           1,638
--------------------------------------------------------------------------------
Maryland HHEFA
    Union Memorial Hosp.
        6.60%, 7/1/06 (MBIA Insured)
        (Prerefunded 7/1/01+)                      $       500   $         515
--------------------------------------------------------------------------------
        6.75%, 7/1/11 (MBIA Insured)
        (Prerefunded 7/1/01+)                            3,000           3,093
--------------------------------------------------------------------------------
        6.75%, 7/1/21 (MBIA Insured)
        (Prerefunded 7/1/01+)                            7,895           8,140
--------------------------------------------------------------------------------
    Univ. of Maryland Medical System
        5.00%, 7/1/20 (FGIC Insured)                     4,000           3,961
--------------------------------------------------------------------------------
        6.625%, 7/1/20                                   5,065           5,356
--------------------------------------------------------------------------------
        6.75%, 7/1/30                                   15,285          16,254
--------------------------------------------------------------------------------
        7.00%, 7/1/11 (FGIC Insured)
        (Prerefunded 7/1/01+)                            4,550           4,695
--------------------------------------------------------------------------------
        7.00%, 7/1/17 (FGIC Insured)
        (Prerefunded 7/1/01+)                            7,770           8,017
--------------------------------------------------------------------------------
        7.00%, 7/1/22 (FGIC Insured)                     2,020           2,515
--------------------------------------------------------------------------------
    Upper Chesapeake Hosp.
        5.125%, 1/1/38 (FSA Insured)                     9,415           9,314
--------------------------------------------------------------------------------
Maryland Ind. Dev. Fin. Auth.
    American Center for Physics Headquarters Fac.
        6.25%, 1/1/07                                    5,770           5,813
--------------------------------------------------------------------------------
        6.375%, 1/1/12                                   5,900           5,976
--------------------------------------------------------------------------------
        6.625%, 1/1/17                                   4,250           4,293
--------------------------------------------------------------------------------
    Bon Secours Health
        5.929%, 8/26/22 (FSA Insured)                   15,000          16,512
--------------------------------------------------------------------------------
    Holy Cross Health, 5.60%, 12/1/09                    2,780           3,026
--------------------------------------------------------------------------------
    McDonogh School Fac.
        VRDN (Currently 3.55%)                           9,020           9,020
--------------------------------------------------------------------------------
Maryland Local Gov't. Insurance Trust, GO, COP
        6.80%, 8/1/01                                      835             847
--------------------------------------------------------------------------------
        7.125%, 8/1/09                                   3,000           3,073
--------------------------------------------------------------------------------
Maryland National Capital Park Planning Commission
    Little Bennett Golf Fac.
        8.25%, 10/1/11 (Prerefunded 10/1/02+)            1,890           2,061
--------------------------------------------------------------------------------
Maryland Stadium Auth.
    Baltimore Convention Center Expansion
        5.875%, 12/15/11 (AMBAC Insured)                 2,025           2,171
--------------------------------------------------------------------------------
Maryland Stadium Auth.
    Sports Fac.
        VRDN (Currently 3.25%) *                   $    14,795   $      14,795
--------------------------------------------------------------------------------
Maryland Transportation Auth.
        Zero Coupon, 7/1/07 (FGIC Insured)               8,500           6,490
--------------------------------------------------------------------------------
        Zero Coupon, 7/1/08 (FGIC Insured)               2,000           1,453
--------------------------------------------------------------------------------
        Zero Coupon, 7/1/09 (FGIC Insured)              10,410           7,188
--------------------------------------------------------------------------------
        5.75%, 7/1/15                                    2,000           2,047
--------------------------------------------------------------------------------
        6.80%, 7/1/16 (Escrowed to Maturity)            16,005          18,954
--------------------------------------------------------------------------------
    Baltimore-Washington Int'l. Airport
        6.25%, 7/1/14 (FGIC Insured) *                   3,305           3,511
--------------------------------------------------------------------------------
Maryland Water Quality Fin. Admin.
    Revolving Loan Fund
        Zero Coupon, 9/1/02                              1,185           1,119
--------------------------------------------------------------------------------
        Zero Coupon, 9/1/07                              1,125             850
--------------------------------------------------------------------------------
        6.00%, 9/1/15                                    1,600           1,671
--------------------------------------------------------------------------------
        6.70%, 9/1/13 (Prerefunded 9/1/01+)              1,280           1,327
--------------------------------------------------------------------------------
        7.10%, 9/1/13 (Prerefunded 9/1/01+)                985           1,023
--------------------------------------------------------------------------------
Montgomery County, GO
        5.00%, 2/1/18                                    7,000           7,044
--------------------------------------------------------------------------------
        5.00%, 2/1/19                                    7,000           7,012
--------------------------------------------------------------------------------
        5.00%, 2/1/20                                    6,000           6,000
--------------------------------------------------------------------------------
        5.00%, 2/1/21                                    6,260           6,236
--------------------------------------------------------------------------------
    Consolidated Public Improvement
        5.375%, 5/1/09                                   2,850           3,086
--------------------------------------------------------------------------------
        5.375%, 5/1/10                                   2,700           2,909
--------------------------------------------------------------------------------
        5.375%, 5/1/16                                   4,000           4,165
--------------------------------------------------------------------------------
        5.50%, 1/1/14                                    5,760           6,206
--------------------------------------------------------------------------------
        5.50%, 4/1/14                                    2,500           2,647
--------------------------------------------------------------------------------
        6.00%, 1/1/20                                    6,500           7,158
--------------------------------------------------------------------------------
        6.125%, 10/1/13 (Prerefunded 10/1/04+)           2,500           2,752
--------------------------------------------------------------------------------
        6.125%, 10/1/14 (Prerefunded 10/1/04+)           3,150           3,468
--------------------------------------------------------------------------------
Montgomery County
    Golf Course, 6.125%, 10/1/22                         2,260           2,237
--------------------------------------------------------------------------------
    PCR, Potomac Electric, 5.375%, 2/15/24               4,110           4,130
--------------------------------------------------------------------------------
Montgomery County Housing Opportunities Commission
    Multi-Family
        6.10%, 7/1/30                              $     4,620   $       4,859
--------------------------------------------------------------------------------
        6.25%, 7/1/25                                    5,500           5,757
--------------------------------------------------------------------------------
        7.50%, 7/1/24                                    3,000           3,149
--------------------------------------------------------------------------------
    Single Family
        Zero Coupon, 7/1/27                              5,285           1,133
--------------------------------------------------------------------------------
        Zero Coupon, 7/1/28                              2,735             595
--------------------------------------------------------------------------------
        Zero Coupon, 7/1/31                             10,610           1,575
--------------------------------------------------------------------------------
        5.75%, 7/1/13                                    1,725           1,852
--------------------------------------------------------------------------------
        5.90%, 7/1/17                                    1,530           1,557
--------------------------------------------------------------------------------
        6.00%, 7/1/17                                    4,110           4,195
--------------------------------------------------------------------------------
        6.50%, 7/1/11                                    2,385           2,460
--------------------------------------------------------------------------------
        6.65%, 7/1/16                                    2,140           2,277
--------------------------------------------------------------------------------
        6.80%, 7/1/17                                    2,370           2,418
--------------------------------------------------------------------------------
        6.90%, 7/1/19                                    2,000           2,017
--------------------------------------------------------------------------------
Morgan State Univ., Academic Fees and Auxiliary Fac
        6.05%, 7/1/15 (MBIA Insured)                     1,100           1,256
--------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Baltimore Resco Retrofit, 5.00%, 1/1/12 *            5,750           5,158
--------------------------------------------------------------------------------
    Montgomery County Resources
        6.00%, 7/1/08 *                                 10,000          10,896
--------------------------------------------------------------------------------
        6.20%, 7/1/10 *                                  8,025           8,430
--------------------------------------------------------------------------------
        6.30%, 7/1/16 *                                  6,615           6,897
--------------------------------------------------------------------------------
        6.30%, 7/1/16 (MBIA Insured) *                  17,735          18,587
--------------------------------------------------------------------------------
Prince George's County
    Dimensions Health
        5.375%, 7/1/14                                   2,685           1,448
--------------------------------------------------------------------------------
        7.00%, 7/1/01                                      675             662
--------------------------------------------------------------------------------
        7.00%, 7/1/22 (Prerefunded 7/1/02+)              2,660           2,834
--------------------------------------------------------------------------------
        7.20%, 7/1/06                                      420             334
--------------------------------------------------------------------------------
        7.20%, 7/1/06 (Prerefunded 7/1/02+)              1,985           2,120
--------------------------------------------------------------------------------
    Potomac Electric, PCR
        5.75%, 3/15/10                                   6,250           6,908
--------------------------------------------------------------------------------
        6.375%, 1/15/23                                  7,175           7,490
--------------------------------------------------------------------------------
Prince George's County Housing Auth.
        6.15%, 8/1/19 *                                    750             790
--------------------------------------------------------------------------------
        6.20%, 2/1/32 *                                  1,000           1,059
--------------------------------------------------------------------------------
Prince George's County Housing Auth.
    New Keystone, 6.80%, 7/1/25 (MBIA Insured)     $     2,600   $       2,681
--------------------------------------------------------------------------------
    Riverview Terrace Apartments
        6.70%, 6/20/20 (GNMA Guaranteed)                 1,500           1,595
--------------------------------------------------------------------------------
    Stevenson Apartments
        6.35%, 7/20/20 (GNMA Guaranteed)                 2,200           2,284
--------------------------------------------------------------------------------
Prince George's County IDA,
    Upper Marlboro Justice Center
        5.25%, 6/30/19 (MBIA Insured)                    1,500           1,510
--------------------------------------------------------------------------------
Queen Annes County, GO
    School & Public Fac.
        5.25%, 1/15/15 (FGIC Insured)                    2,040           2,140
--------------------------------------------------------------------------------
        5.25%, 1/15/16 (FGIC Insured)                    1,375           1,433
--------------------------------------------------------------------------------
St. Mary's County, GO
    Consolidated Public Improvement
        5.50%, 10/1/13                                   1,680           1,815
--------------------------------------------------------------------------------
        6.00%, 10/1/15                                   1,875           2,085
--------------------------------------------------------------------------------
        6.00%, 10/1/16                                   1,980           2,187
--------------------------------------------------------------------------------
        6.00%, 10/1/17                                   1,095           1,204
--------------------------------------------------------------------------------
        6.00%, 10/1/18                                   2,115           2,318
--------------------------------------------------------------------------------
        6.00%, 10/1/19                                   2,345           2,564
--------------------------------------------------------------------------------
Univ. of Maryland
        5.25%, 10/1/12                                   3,005           3,188
--------------------------------------------------------------------------------
        5.25%, 10/1/13                                   4,770           5,020
--------------------------------------------------------------------------------
        5.375%, 10/1/16                                  3,960           4,123
--------------------------------------------------------------------------------
        5.60%, 4/1/11                                    3,155           3,366
--------------------------------------------------------------------------------
        5.75%, 4/1/17                                    4,400           4,635
--------------------------------------------------------------------------------
        5.75%, 10/1/20                                   6,555           6,979
--------------------------------------------------------------------------------
        6.375%, 4/1/09 (Prerefunded 10/1/02+)            2,100           2,235
--------------------------------------------------------------------------------
        6.50%, 4/1/12 (Prerefunded 10/1/02+)               440             469
--------------------------------------------------------------------------------
    Equipment Loan Program, VRDN (Currently 3.05%)         800             800
--------------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
        5.00%, 6/1/10                                    3,000           3,111
--------------------------------------------------------------------------------
        6.20%, 6/1/11                                    2,400           2,502
--------------------------------------------------------------------------------
        6.20%, 6/1/12                                    1,500           1,574
--------------------------------------------------------------------------------
        6.40%, 1/1/15                                    2,270           2,366
--------------------------------------------------------------------------------
        6.625%, 6/1/18 (Prerefunded 6/1/04+)             3,665           3,999
--------------------------------------------------------------------------------
    BAN, VRDN (Currently 3.15%)                            480             480
--------------------------------------------------------------------------------
Worcester County Sanitation Dist.
        6.50%, 8/15/12 (Prerefunded 8/15/02+)      $     1,265   $       1,344
--------------------------------------------------------------------------------
Total Maryland (Cost  $998,920)                                      1,051,843
--------------------------------------------------------------------------------

PUERTO RICO  4.5%
Children's Trust Fund, 6.00%, 7/1/26                     3,000           3,102
--------------------------------------------------------------------------------
Puerto Rico Commonwealth
    GO, 6.25%, 7/1/12 (MBIA Insured)                     1,750           2,062
--------------------------------------------------------------------------------
    Highway and Transportation Auth.
        4.75%, 7/1/38                                   10,000           9,180
--------------------------------------------------------------------------------
        5.00%, 7/1/38                                    1,620           1,549
--------------------------------------------------------------------------------
        5.50%, 7/1/15 (FSA Insured)                      5,000           5,490
--------------------------------------------------------------------------------
        5.875%, 7/1/21 (MBIA Insured)                    3,020           3,296
--------------------------------------------------------------------------------
Puerto Rico Electric Power Auth.
        7.00%, 7/1/11 (Prerefunded 7/1/01+)              1,200           1,240
--------------------------------------------------------------------------------
Puerto Rico Ind., Tourist, Ed.,
    Medical & Environmental Fac.
    Cogen Fac., 6.625%, 6/1/26 *                         2,000           2,105
--------------------------------------------------------------------------------
Puerto Rico Infrastructure Fin. Auth.
        5.00%, 7/1/28 (AMBAC Insured)                    8,000           7,876
--------------------------------------------------------------------------------
        5.375%, 10/1/24                                  5,000           5,169
--------------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency, GO
        6.00%, 7/1/12 (FSA Insured)                      5,000           5,781
--------------------------------------------------------------------------------
        6.00%, 7/1/14 (FSA Insured)
        (Prerefunded 7/1/04+)                            3,060           3,350
--------------------------------------------------------------------------------
Total Puerto Rico (Cost  $45,730)                                       50,200
--------------------------------------------------------------------------------
Total Investments in Securities
99.2% of Net Assets (Cost  $1,044,650)                           $   1,102,043

Futures Contracts
In thousands
                                       Contract Unrealized
                            Expiration   Value  Gain (Loss)
                            ----------   -----  -----------
Short, 50 June Ten-Year
U.S. Treasury Notes,
$100,000 par of 7.00%
Maryland HHEFA,
Univ. of Maryland
Medical Systems bonds
pledged as initial margin      6/01    $(5,297)   $  (17)
Variation margin receivable
(payable) on open
futures contracts                                                          (17)

Other Assets Less Liabilities                                            8,429

NET ASSETS                                                       $   1,110,455

Net Assets Consist of:
Accumulated net investment income - net of distributions         $          27
Accumulated net realized gain/loss - net of distributions               (8,055)
Net unrealized gain (loss)                                              57,376
Paid-in-capital applicable to 106,004,437
 no par value shares of beneficial interest outstanding;
 unlimited number of shares authorized                               1,061,107

NET ASSETS                                                       $   1,110,455

NET ASSET VALUE PER SHARE                                        $       10.48

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
  CDA  Community Development Administration
  COP  Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
 GNMA  Government National Mortgage Association
   GO  General Obligation
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 TECP  Tax-Exempt Commercial Paper
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
-------------------------------------
STATEMENT OF OPERATIONS                                 Short-Term
                                                         Bond Fund    Bond Fund
In thousands                                                  Year         Year
                                                             Ended        Ended
                                                           2/28/01      2/28/01
 ................................................................................
Investment Income (Loss)
Interest income                                          $   5,185   $   59,103
 ................................................................................
Expenses
  Investment management                                        485        4,289
  Custody and accounting                                        97          172
  Shareholder servicing                                         85          527
  Legal and audit                                               12           13
  Prospectus and shareholder reports                             7           55
  Trustees                                                       6            9
  Registration                                                   4           29
  Miscellaneous                                                  4            6
 ................................................................................
  Total expenses                                               700        5,100
  Expenses paid indirectly                                      (2)           -
 ................................................................................
  Net expenses                                                 698        5,100

Net investment income (loss)                                 4,487       54,003
 ................................................................................
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                  (109)        (284)
  Futures                                                        -          (22)
 ................................................................................
  Net realized gain (loss)                                    (109)        (306)

Change in net unrealized gain or loss
  Securities                                                 3,079       61,540
  Futures                                                        -          (17)

Change in net unrealized gain or loss                        3,079       61,523
Net realized and unrealized gain (loss)                      2,970       61,217

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                   $   7,457   $  115,220


The accompanying notes are an integral part of these financial statements.

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
-------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
                                    Short-Term Bond Fund        Bond Fund
In thousands                         Year                     Year
                                    Ended                    Ended
                                  2/28/01    2/29/00       2/28/01     2/29/00
 ...............................................................................
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)  $   4,487  $   4,692   $    54,003  $   54,225
  Net realized gain (loss)           (109)       (37)         (306)     (7,183)
  Change in net unrealized
  gain or loss                      3,079     (3,124)       61,523     (79,301)
 ...............................................................................
  Increase (decrease) in
  net assets from operations        7,457      1,531       115,220     (32,259)
 ...............................................................................
Distributions to shareholders
  Net investment income            (4,487)    (4,692)      (54,003)    (54,225)
  Net realized gain                     -          -             -      (1,002)
 ...............................................................................
  Decrease in net assets
  from distributions               (4,487)    (4,692)      (54,003)    (55,227)
 ...............................................................................
Capital share transactions *
  Shares sold                      37,985     60,256       174,325     204,647
  Distributions reinvested          3,779      3,989        38,066      40,122
  Shares redeemed                 (51,392)   (59,501)     (142,524)   (241,073)
 ...............................................................................
  Increase (decrease) in
  net assets from capital
  share transactions               (9,628)     4,744        69,867       3,696
 ...............................................................................
Net Assets
Increase (decrease)
during period                      (6,658)     1,583       131,084     (83,790)

Beginning of period               124,135    122,552       979,371   1,063,161

End of period                   $ 117,477  $ 124,135   $ 1,110,455  $  979,371

*Share information
    Shares sold                     7,468     11,825        17,120      19,871
    Distributions reinvested          743        784         3,742       3,939
    Shares redeemed               (10,119)   (11,694)      (14,066)    (23,722)
   Increase (decrease)
   in shares outstanding          (1,908)       915         6,796          88

  The accompanying notes are an integral part of these financial statements.

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
-------------------------------------                       February 28, 2001
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund) and the Maryland Tax-Free Bond Fund (the Bond Fund) are two portfolios established by the trust and commenced operations on January 29, 1993 and March 31, 1987, respectively. The Short-Term Bond Fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. The Bond Fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management. Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide--Audits of Investment Companies (the guide), which will be adopted by the funds as of March 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized. Upon adoption, the funds will adjust the cost of their debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the funds' net assets or results of operations.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce each fund's custody charges. Payments
("variation margin") made or received by each fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended February 28, 2001, the Bond Fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Other Purchases and sales of portfolio securities, other than short-term securities, for the year ended February 28, 2001, were as follows:


                                         Short-Term
                                          Bond Fund       Bond Fund
                                          ---------       ---------
           Purchases                   $  33,177,000  $  248,532,000
           Sales                          38,022,000     191,312,000


NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 2001, the Short-Term Bond Fund has $350,000 of capital loss carryforwards for federal income tax purposes, $120,000 of which expires in 2004, $9,000 in 2008, and $221,000 in 2009. As of February 28, 2001,
the Bond Fund has $7,733,000 of capital loss carryforwards for federal income tax purposes, $5,727,000 of which expires in 2008, and $2,006,000 in 2009. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     In order for the Bond Fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 2001. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.


          Undistributed net investment income       $   9,000
          Undistributed net realized gain              (9,000)


     At February 28, 2001, the costs of investments for the Short-Term and Bond Funds for federal income tax purposes were substantially the same as for financial reporting and totaled $118,441,000 and $1,044,650,000, respectively. Net unrealized gain (loss) on investments was as follows:


                                           Short-Term
                                            Bond Fund        Bond Fund
                                            ---------        ---------

        Appreciated investments         $   1,811,000   $   63,357,000
        Depreciated investments               (37,000)      (5,964,000)
        -----------------------               --------      -----------
        Net unrealized gain (loss)      $   1,774,000   $   57,393,000


NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The investment management agreement between each fund and the manager provides for an annual investment management fee, of which $35,000 and $354,000 were payable at February 28, 2001 by the Short-Term Bond and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets, and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2001, which would cause the Short-Term Bond Fund's ratio of total expenses to average net assets to exceed 0.60%. Thereafter, through February 28, 2003, the Short-Term Bond Fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Short-Term Bond fund's ratio of total expenses to average net assets to exceed 0.60%. Pursuant to this agreement, $1,000 of management fees were not accrued by the Short-Term Bond Fund for the year ended February 28, 2001. At February 28, 2001, unaccrued fees in the amount of $3,000 remain subject to reimbursement by the Short-Term Bond Fund through February 28, 2003.

     In addition, each fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which each fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Short-Term Bond and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $135,000 and $518,000, respectively, for the year ended February 28, 2001, of which $12,000 and $28,000, respectively, were payable at period-end.

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
-------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

     To the Board of Trustees of T. Rowe Price State Tax-Free Income Trust and Shareholders of Maryland Short-Term Tax-Free Bond Fund and Maryland Tax-Free Bond Fund

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Short-Term Tax-Free Bond Fund and Maryland Tax-Free Bond Fund (two of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as "the Funds") at February 28, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland

March 19, 2001

================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
-------------------------------------
     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
     The Short-Term Bond and Bond Fund's distributions to shareholders included $4,512,000 and $53,840,000, respectively which qualified as exempt-interest dividends.

================================================================================
T. ROWE PRICE SHAREHOLDER SERVICES
----------------------------------
INVESTMENT SERVICES AND INFORMATION
-----------------------------------
 Knowledgeable Service Representatives

 By Phone 1-800-225-5132  Available Monday through Friday from
 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.
 In Person  Available in T. Rowe Price Investor Centers.

 Account Services

 Checking  Available on most fixed-income funds ($500 minimum).
 Automatic Investing  From your bank account or paycheck.
 Automatic Withdrawal  Scheduled, automatic redemptions.
 Distribution Options Reinvest all, some, or none of your distributions. Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

 Brokerage services*

 Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

 Investment Information

 Combined Statement Overview of all your accounts with T. Rowe Price. Shareholder Reports Fund managers' reviews of their strategies and results.
 T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

 Performance Update Quarterly review of all T. Rowe Price fund results. Insights Educational reports on investment strategies and financial markets. Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas:
 A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

================================================================================
T. ROWE PRICE MUTUAL FUNDS
--------------------------
STOCK FUNDS
-----------
DOMESTIC
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
----------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
-------------------
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------
STOCK
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------
Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


* Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including risks, fees, and expenses. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states.

     The contract has limitations. Call a representative for costs and complete details of the coverage.

================================================================================
For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access  1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

Invest with Confidence (R)
T ROWE PRICE LOGO

T. Rowe Price Investment Services, Inc., Distributor.         C12-050  2/28/01